SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED PAYMENTS
Expenses from share based payment arrangements

Figures in million - SA rand	Notes	2018	2017	2016
Sibanye-Stillwater 2017 Share Plan	6.1	(139.2)	(9.0)	-
Performance shares		(139.2)	(9.0)	-
Sibanye Gold Limited 2013 Share Plan	6.1	(142.5)	(208.4)	(172.1)
Performance shares		(142.5)	(186.3)	(145.5)
Bonus shares		-	(22.1)	(26.6)
Sibanye Gold Limited Phantom Share Scheme	6.2	-	(11.2)	(83.8)
Stillwater cash settled scheme		(14.5)	(3.3)	-
DRDGOLD cash settled scheme		(3.2)	-	-
Share-based payment on BEE transaction	6.3	-	-	(240.3)
Total share-based payments		(299.4)	(231.9)	(496.2)

Disclosure of information about key management personnel [text block]

The executive directors and prescribed officers were paid the following remuneration during the year:

Figures in thousands - SA rand	Salary	Cash bonus accrued for 2018 paid in 2019	Accrual of Forfeitable Share awards and Conditional Share proceeds	Pension scheme total contributions	Expense allowance and other benefits	2018	2017
Executive directors
Neal Froneman[1]	11,722	8,619	14,177	993	249	35,760	52,656
Charl Keyter	6,033	4,237	6,521	862	44	17,697	23,440
Prescribed officers			-
Chris Bateman[2]	7,944	4,160	2,773	291	1,717	16,885	7,269
Shadwick Bessit[3]	336	176	117	59	-	688	-
Hartley Dikgale	3,560	2,022	2,919	260	-	8,761	11,768
Dawie Mostert	3,674	2,352	3,585	501	-	10,112	12,044
Themba Nkosi	3,648	2,009	1,339	269	-	7,265	6,869
Wayne Robinson	4,330	2,440	3,804	351	-	10,925	9,268
Richard Stewart	3,774	2,500	6,293	419	-	12,986	11,288
Robert van Niekerk	4,868	3,221	4,878	541	-	13,508	17,424
Total	49,889	31,736	46,406	4,546	2,010	134,587	152,026

Remuneration may differ from that presented in the Integrated Annual Report 2018.

[1] Entered into a dual service contract with effect 1 May 2018. Remuneration paid in US dollars was converted at the average exchange rate of R13.87/US$ for the eight months ended 31 December 2018.

[2] Remuneration paid in US dollars was converted at the average exchange rate of R13.24/US$ for the year ended 31 December 2018. The other (cash) benefit represents the contracted payout of benefits arising from the treatment of unvested share-based remuneration in respect of the Stillwater Mining Company share plan, which comprised shares granted in the form of time-based restricted stock unit awards and performance-based restricted stock unit awards. In accordance with the change of control provisions of the Stillwater Mining Company share plan, on the acquisition of Stillwater Mining Company by Sibanye-Stillwater all shares (i.e. time-based restricted stock unit awards and performance-based restricted stock unit awards) were converted to a cash settlement at US$18/share with phased payments. No further performance criteria were to be applied with settlement subject to the prescribed officer remaining in the employment of Sibanye-Stillwater at 31 December to qualify for the payment. The final tranche is payable at 31 December 2019.

[3] Appointed as prescribed officer 1 December 2018.

The non-executive directors were paid the following fees during the year:

Figures in thousands - SA rand	Directors fees	Committee fees	Expense allowance	2018	2017
Tim Cumming	954	589	155	1,698	1,428
Savannah Danson	953	528	-	1,480	745
Barry Davison	953	696	-	1,649	1,555
Rick Menell	954	742	27	1,723	1,610
Sello Moloko	1,802	-	-	1,802	1,725
Nkosemntu Nika	922	513	-	1,435	1,285
Keith Rayner	954	695	74	1,723	1,545
Sue van der Merwe	954	536	-	1,491	1,223
Jerry Vilakazi	945	344	-	1,289	1,224
Total	9,392	4,643	257	14,291	12,340

The directors’ and prescribed officers’ share ownership at 31 December 2018 was:

	Number of shares		%
	2018	2017	2018	2017
Executive directors
Neal Froneman[1]	4,555,954	3,342,087	0.20	0.15
Charl Keyter[1]	1,530,119	1,212,745	0.07	0.06
Non-executive directors
Tim Cumming[1]	106	102	-	-
Barry Davison[1]	1,567,710	1,507,414	0.07	0.07
Rick Menell[1]	108,625	104,448	-	-
Sello Moloko[1]	111,534	107,245	-	-
Keith Rayner[1]	68,992	66,339	-	-
Sue van der Merwe[1]	1,028	988	-	-
Total share ownership by directors	7,944,068	6,341,368
Prescribed officers
Chris Bateman[1]	32,747	-	-	-
Shadwick Bessit[1]	219,782	-	0.01	-
Hartley Dikgale[1]	114,744	292,785	0.01	0.01
Dawie Mostert[1]	50,743	-	-	-
Themba Nkosi[1]	19,107	18,370	-	-
Wayne Robinson[1]	39,321	346	-	-
Richard Stewart[1]	421,653	102,971	0.02	-
Robert van Niekerk[1]	271,537	176,266	0.01	0.01
Total	9,113,702	6,932,106

[1] Share ownership at the date of this report is unchanged.

Reconciliation of the share-based payment obligations
Figures in million - SA rand	Note	2018	2017	2016
Share-based payment on BEE transaction		149.7	399.5	240.3
Share-based payment		76.0	35.0	241.4
Balance at end of the year		225.7	434.5	481.7

Reconciliation of the share-based payment obligations
Balance at beginning of the year		434.5	481.7	599.6
Share-based payments expense		17.7	14.5	83.8
Share-based payment on BEE transaction		-	-	240.3
Fair value (gain)/loss on obligations[1]		(249.9)	171.5	1,076.6
Cash-settled share-based payments paid[2]		(21.7)	(433.6)	(1,518.6)
Share-based payment obligation on acquisition of subsidiary	13.1	45.1	200.4	-
Balance at end of the year		225.7	434.5	481.7

Reconciliation of the non-current and current portion of the share-based payment obligation:
Share-based payment obligations		225.7	434.5	481.7
Current portion of share-based payment obligations		(56.8)	(12.3)	(235.2)
Non-current portion of share-based payment obligations		168.9	422.2	246.5

[1] The fair value adjustment at reporting date is included in loss on financial instruments in profit or loss and not as part of share-based payments expense.

[2] Payments made during the year relates to vesting of shares to employees.

Sibanye 2017 and 2013 Share Plan [Member]
SHARE-BASED PAYMENTS
Disclosure of information about key management personnel [text block]

	2017	Instruments granted	Equity-settled instruments exercised during the year			Instruments forfeited	2018
	Number of instruments	Number of instruments[1]	Number of instruments[1]	Average price	Share proceeds (rand)	Number of instruments	Number of instruments
Executive directors
Neal Froneman	3,510,669	5,318,454	1,063,629	10.72	11,404,039	-	7,765,494
Charl Keyter	1,703,868	2,672,205	484,485	10.65	5,159,132	-	3,891,588
Prescribed officers
Chris Bateman	413,920	2,100,629	136,632	8.73	1,193,090	-	2,377,917
Shadwick Bessit[2]	1,763,128	49,288	98,619	8.72	860,293	-	1,713,797
Hartley Dikgale	892,545	1,062,536	220,482	10.52	2,320,335	-	1,734,599
Dawie Mostert	979,139	1,328,165	268,044	10.62	2,847,401	-	2,039,260
Themba Nkosi	640,072	1,052,911	87,826	8.75	768,826	-	1,605,157
Wayne Robinson	1,081,008	1,277,048	275,245	10.72	2,950,577	-	2,082,811
Richard Stewart	1,469,189	1,521,844	562,537	9.83	5,530,242	-	2,428,496
Robert van Niekerk	1,365,383	2,147,603	391,847	10.48	4,107,696	-	3,121,139

[1] Instruments granted and exercised may differ from that presented in the Integrated Annual Report 2018 as the instruments granted and exercised presented above.

[2] Appointed as prescribed officer 1 December 2018.

Sibanye Stillwater 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Summary of percentile on peer group

TSR element of performance conditions
Percentile on peer group TSR curve	% vesting
0%	0%
10%	0%
20%	0%
30%	5%
40%	20%
50%	35%
60%	55%
70%	75%
80%	90%
90%	100%
100%	100%

Summary of return on capital employed
ROCE element of performance condition
Annual ROCE	% vesting
≤Ke	0.0%
Ke + 1%	16.7%
Ke + 2%	33.3%
Ke + 3%	50.0%
Ke + 4%	66.7%
Ke + 5%	83.3%
Ke + 6%	100.0%

Summary of activity of other equity instruments

Conditional			Forfeitable
shares			shares
2017	2018	Number of instruments	2018	2017
-	12,953,888	Outstanding at beginning of the year	-	-
		Movement during the year:
2,376,742	41,103,872	Granted during the year	5,977,437	-
10,933,066	-	Supplementary awards related to the SGL 2013 Plan	-	-
(105,449)	(1,457,586)	Exercised and released	(2,348,445)	-
(250,471)	(3,995,018)	Forfeited	(359,782)	-
-	(69,808)	Condition forfeited	-
12,953,888	48,535,348	Outstanding at end of the year	3,269,210	-

Sibanye 2013 Share Plan - Allocations From March 2016 Onwards [Member]
SHARE-BASED PAYMENTS
Inputs to the models for equity instruments granted during the year

Conditional				Forfeitable
shares				shares
2016	2017	2018	MONTE CARLO SIMULATION	2018	2017	2016
55.12%	53.96%	55.71%	Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.35%	53.96%	55.15%
3	3	3	Expected term (years)	n/a	n/a	n/a
n/a	n/a	n/a	Expected term (months)	9 - 18	9 - 18	9 - 18
3.75%	4.65%	3.64%	Expected dividend yield	2.14% / 2.30%	4.65%	3.75%
8.51%	7.40%	6.90%	Weighted average three-year risk-free interest rate (based on SA interest rates)	6.87% / 6.77%	7.24%	7.78%
n/a	n/a	n/a	Marketability discount	n/a	1.27% / 0.50%	1.60% / 0.69%
50.81	24.07	6.86	Weighted average fair value	11.43	24.84 / 24.14	54.27 / 53.02

Summary of activity of other equity instruments

Conditional shares				Forfeitable shares
2016	2017	2018	Number of instruments	2018	2017	2016
9,398,072	10,610,779	19,379,386	Outstanding at beginning of the year	446,469	250,827	417,266
			Movement during the year:
5,103,184	12,851,131	-	Granted during the year	-	2,421,522	504,739
(3,832,758)	(2,616,050)	(2,523,162)	Exercised and released	(415,579)	(2,126,415)	(667,063)
(57,719)	(1,466,474)	(1,514,145)	Forfeited	(30,890)	(99,465)	(4,115)
-	-	(126,097)	Condition forfeited	-	-	-
10,610,779	19,379,386	15,215,982	Outstanding at end of the year	-	446,469	250,827

SGL Phantom Scheme
SHARE-BASED PAYMENTS
Summary of activity of other equity instruments

Conditional shares				Forfeitable shares
2016	2017	2018	Number of instruments	2018	2017	2016
20,198,875	5,301,626	-	Outstanding at beginning of the year	-	-	-
			Movement during the year:
(14,275,138)	(5,178,775)	-	Vested and paid	-	-	-
(622,111)	(122,851)	-	Forfeited	-	-	-
5,301,626	-	-	Outstanding at end of the year	-	-	-